AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2019

Securities Act Registration No. 33-66080

Investment Company Act Registration No. 811-7874

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 61	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 62	☒

JPMORGAN INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

277 Park Avenue

New York, NY 10172

(Address of Principal Executive Offices)

1-800-480-4111

(Registrant’s Telephone Number)

Gregory S. Samuel, Esq.

JPMorgan Chase & Co.

4 New York Plaza

New York, NY 10004

(Name and Address of Agent for Service)

Copies To:

Jon S. Rand, Esq.	Anthony Geron, Esq.
Dechert LLP	JPMorgan Chase & Co.
1095 Avenue of the Americas	4 New York Plaza
New York, NY 10036	New York, NY 10004

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2).

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 61 relates to the following portfolios:

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Global Allocation Portfolio

JPMorgan Insurance Trust Income Builder Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Security Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, NY on the 3rd day of May, 2019.

JPMorgan Insurance Trust

(Registrant)

BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Insurance Trust has been signed below by the following persons in the capacities indicated on May 3, 2019.

	JOHN F. FINN*		PETER C. MARSHALL*
	John F. Finn Trustee		Peter C. Marshall Trustee

	STEPHEN P. FISHER*		MARY E. MARTINEZ*
	Stephen P. Fisher Trustee		Mary E. Martinez Trustee

	KATHLEEN M. GALLAGHER*		MITCHELL M. MERIN*
	Kathleen M. Gallagher Trustee		Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*		MARILYN MCCOY*
	Dr. Matthew Goldstein Trustee & Chairman		Marilyn McCoy Trustee

	DENNIS P. HARRINGTON*		ROBERT A. ODEN, JR.*
	Dennis P. Harrington Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*		MARIAN U. PARDO*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee

RAYMOND KANNER*
Raymond Kanner Trustee

By	TIMOTHY J. CLEMENS*	By	BRIAN S. SHLISSEL*
	Timothy J. Clemens Treasurer and Principal Financial Officer		Brian S. Shlissel President and Principal Executive Officer

*By	/S/ ANTHONY GERON
Anthony Geron Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase